Accounts Payable - Other (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Liabilities regarding employees	$ 2,626	$ 2,066
Government institutions	360	321
Accrued expenses	$ 1,775	663
Related parties		58
Derivatives	$ 57	1,623
Advances from customers	1,291	540
Other	710	211
Accounts Payable, Other, Total	$ 6,819	$ 5,482